Summary of significant accounting policies - Deposits in financial institutions (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Cash and restricted cash
Cash and restricted cash shown in the consolidated statements of cash flows	$ 165,415	$ 93,256	$ 99,254	$ 50,164
Cash on hand	0	0
Total balances of cash, restricted cash and short-term investments	212,109	124,414
Chinese mainland
Cash and restricted cash
Cash and restricted cash shown in the consolidated statements of cash flows	157,424	80,686
Hong Kong
Cash and restricted cash
Cash and restricted cash shown in the consolidated statements of cash flows	46,724	31,245
Sweden
Cash and restricted cash
Cash and restricted cash shown in the consolidated statements of cash flows	4,737	10,164
Other Jurisdictions
Cash and restricted cash
Cash and restricted cash shown in the consolidated statements of cash flows	3,224	2,319
RMB | Chinese mainland
Cash and restricted cash
Cash and restricted cash shown in the consolidated statements of cash flows	154,994	78,546
RMB | Hong Kong
Cash and restricted cash
Cash and restricted cash shown in the consolidated statements of cash flows	4	4
US | Chinese mainland
Cash and restricted cash
Cash and restricted cash shown in the consolidated statements of cash flows	2,424	2,134
US | Hong Kong
Cash and restricted cash
Cash and restricted cash shown in the consolidated statements of cash flows	46,694	31,158
US | Sweden
Cash and restricted cash
Cash and restricted cash shown in the consolidated statements of cash flows	1	0
GBP | Chinese mainland
Cash and restricted cash
Cash and restricted cash shown in the consolidated statements of cash flows	6	6
HKD | Hong Kong
Cash and restricted cash
Cash and restricted cash shown in the consolidated statements of cash flows	26	83
Euro | Sweden
Cash and restricted cash
Cash and restricted cash shown in the consolidated statements of cash flows	425	6,735
SEK | Sweden
Cash and restricted cash
Cash and restricted cash shown in the consolidated statements of cash flows	$ 4,311	$ 3,429